Net Income Per Limited Partner Unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	3 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Allocation of net income to determine net income available to limited partners:
Distributions, excluding general partner’s IDRs	$ 2,174						$ 55,292
General partner’s IDRs							194
DERs							6
Distributions and DERs declared							55,492
Undistributed earnings							3,789
Net income available to limited partners – basic							$ 59,281
Excess distributions over earnings	(133)
Net income available to limited partners – basic and diluted	2,041
Net income per limited partner unit – basic:
Weighted-average units outstanding							28,790	28,790
Net income per limited partner unit – basic		$ 0.32	$ 0.30	$ 0.21	$ 0.18
Net income per limited partner unit – diluted:
Weighted-average units outstanding							28,790	28,790
Weighted-average units outstanding – diluted							28,791	28,790
Net income per limited partner unit – diluted		$ 0.32	$ 0.30	$ 0.21	$ 0.18
General Partner [Member]
Allocation of net income to determine net income available to limited partners:
Distributions, excluding general partner’s IDRs	44						$ 1,110
General partner’s IDRs							194
DERs							0
Distributions and DERs declared							1,304
Undistributed earnings							75
Net income available to limited partners – basic							1,379
Excess distributions over earnings	(3)
Net income available to limited partners – basic and diluted	41
Limited Partner, Common Units [Member]
Allocation of net income to determine net income available to limited partners:
Distributions, excluding general partner’s IDRs	1,065						27,091
General partner’s IDRs							0
DERs							0
Distributions and DERs declared							27,091
Undistributed earnings							1,857
Net income available to limited partners – basic							28,948
Add: DERs							6
Net income available to limited partners – diluted							$ 28,954
Excess distributions over earnings	(65)
Net income available to limited partners – basic and diluted	$ 1,000
Net income per limited partner unit – basic:
Weighted-average units outstanding							28,790
Net income per limited partner unit – basic							$ 1.01
Net income per limited partner unit – diluted:
Weighted-average units outstanding							28,790
Common equivalent units for restricted units							1
Weighted-average units outstanding – diluted							28,791
Net income per limited partner unit – diluted							$ 1.01
Net income per limited partner unit – basic and diluted:
Weighted-average units outstanding – basic and diluted	28,790
Net income per limited partner unit – basic and diluted:	$ 0.03					$ 0.03
Restricted Units [Member]
Allocation of net income to determine net income available to limited partners:
Distributions, excluding general partner’s IDRs							$ 0
General partner’s IDRs							0
DERs							6
Distributions and DERs declared							6
Undistributed earnings							0
Net income available to limited partners – basic							6
Limited Partner, Subordinated Units [Member]
Allocation of net income to determine net income available to limited partners:
Distributions, excluding general partner’s IDRs	$ 1,065						27,091
General partner’s IDRs							0
DERs							0
Distributions and DERs declared							27,091
Undistributed earnings							1,857
Net income available to limited partners – basic							28,948
Add: DERs							0
Net income available to limited partners – diluted							$ 28,948
Excess distributions over earnings	(65)
Net income available to limited partners – basic and diluted	$ 1,000
Net income per limited partner unit – basic:
Weighted-average units outstanding							28,790
Net income per limited partner unit – basic							$ 1.01
Net income per limited partner unit – diluted:
Weighted-average units outstanding							28,790
Common equivalent units for restricted units							0
Weighted-average units outstanding – diluted							28,790
Net income per limited partner unit – diluted							$ 1.01
Net income per limited partner unit – basic and diluted:
Weighted-average units outstanding – basic and diluted	28,790
Net income per limited partner unit – basic and diluted:	$ 0.03					$ 0.03